Consolidated Balance Sheet - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash	$ 39,999	$ 46,550
Amounts receivable (note 6)	265,710	251,538
Prepaid expenses and other	7,182	8,580
Investment in film and television programs (note 7)	148,561	186,008
Current assets	461,452	492,676
Long-term amounts receivable (note 6)	14,318	18,789
Property and equipment (note 9)	19,352	30,436
Goodwill (note 11)	239,754	240,806
Assets	1,318,955	1,476,792
Current liabilities
Bank indebtedness (note 12)	0	16,350
Accounts payable and accrued liabilities	103,487	130,545
Deferred revenue	64,299	47,552
Interim production financing (note 12)	92,448	93,683
Current portion of long-term debt and obligations under finance leases (note 12)	11,007	10,524
Current liabilities	271,241	298,654
Long-term debt and obligations under finance leases (note 12)	523,061	746,046
Other long-term liabilities	8,269	13,621
Deferred income taxes (note 15)	16,406	17,679
Liabilities	818,977	1,076,000
Equity attributable to shareholders of the Company	243,033	315,078
Non-controlling interest (note 16)		85,714
Total Shareholders’ Equity	499,978	400,792
Equity and liabilities	1,318,955	1,476,792
Acquired and library content (note 8)
Current assets
Acquired and library content and Intangible assets	118,247	147,088
Intangible assets (note 10)
Current assets
Acquired and library content and Intangible assets	$ 465,832	$ 546,997